Cover	6 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 6
Entity Registrant Name	Deep Medicine Acquisition Corp.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	289-2776
Contact Personnel Name	Humphrey P. Polanen